SUBSEQUENT EVENTS (Details Narrative) - Non-adjusting Events After Reporting Period [member]	Apr. 13, 2023 $ / shares shares	Mar. 17, 2023 CAD ($) $ / shares shares	Feb. 24, 2023 CAD ($) shares $ / shares
Lender [Member]
IfrsStatementLineItems [Line Items]
Non-transferrable common share purchase warrants		350,000
Amended and restated promissory note [member]
IfrsStatementLineItems [Line Items]
Proceeds from promissory note | $		$ 7,000,000
Extend maturity date description		March 22, 2023 to November 24, 2023
Promissory note restatement fee | $		$ 225,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,437,184
Value per common shares | $ / shares			$ 1.75
Proceeds from issuing shares | $			$ 7,765,072.00
Description for offering shares			In connection with the Offering, the Company (i) paid to the agents a cash commission equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid), and (ii) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of Common Shares sold under the Offering (other than on Common Shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued)
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares			$ 1.75
Number of warrants issued			221,448
Broker warrants [member] | Amended and restated promissory note [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares		$ 1.75
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares	$ 1.75
Outstanding warrants	643,299
Description for subject warrants	Each of the Subject Warrants entitles the holder thereof to purchase one common share of the Company at a price of $1.75 per share (on a post-consolidation basis). Other than the extension of the Subject Warrants from April 16, 2023 to October 16, 2023, all other terms and conditions of the Subject Warrants remain unchanged.
Warrants [Member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		119,229